Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grants of equity compensation to our non-executive directors and employees of our manager
The Invesco Mortgage Capital Inc. 2009 Equity Incentive Plan as amended and restated (the “2009 Plan”) is the equity plan for our non-executive directors and for employees of our manager.
We grant equity awards to each non-executive director as part of such director’s compensation. In addition
, we grant equity awards to employees of our manager who are not our executive officers. We do not intend to grant equity awards to our executive officers.

Award Timing Method
We grant equity awards to each non-executive director as part of such director’s compensation. In addition
, we grant equity awards to employees of our manager who are not our executive officers. We do not intend to grant equity awards to our executive officers.